CASH, CASH EQUIVALENTS AND SHORT AND LONG TERM INVESTMENTS (Acquisition - Narrative) (Details) $ in Thousands						3 Months Ended		12 Months Ended
	Jan. 02, 2013 USD ($)	Dec. 03, 2012 USD ($)	Jun. 21, 2012 item shares	Apr. 15, 2012 shares	Nov. 08, 2010 USD ($) shares	Dec. 31, 2013 USD ($)	Jun. 30, 2013 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($) item	Dec. 31, 2013 USD ($)
Business Acquisition [Line Items]
Loss from equity method investment								$ 13,954	$ 8,878	$ 9,586
Additions to investment through conversion of outstanding receivables										7,114
Investment impairment								$ 9,846	$ 3,947	9,400
Investment								26,022	59,799
Equity investments in privately-held companies								20,300	11,600
Equity Method Investments [Member]
Business Acquisition [Line Items]
Investment								8,228	9,228
Available-for-sale Securities [Member]
Business Acquisition [Line Items]
Investment								5,700	$ 48,200
UiTV Media Inc [Member]
Business Acquisition [Line Items]
Percentage of shares acquired			49.00%		75.00%
Number of Board seats held before the repurchase | item			3
Number of Board seats held | item			2
Number of total Board seats | item			5
Ownership interest upon conversion of preference shares and convertible bonds									73.00%
Number of board members out of 5 members that may be appointed by founder and CEO of investee unless voting interest fall below 10% | item									3
Equity loss pick up (as a percent)									49.00%
Percentage of losses of VIE that will be recognized by company until convertible bond investment balance has been depleted									10.00%
UiTV Media Inc [Member] | Equity Method Investments [Member]
Business Acquisition [Line Items]
Loss from equity method investment								(9,600)	$ (5,300)
Investment impairment								$ 6,000	$ 2,400	$ 9,100
UiTV Media Inc [Member] | Convertible bonds of privately-held company [Member]
Business Acquisition [Line Items]
Interest rate of debt securities (as a percent)		6.50%
Principal amount of consideration received		$ 3,000
Loss from equity method investment (as a percent)								1400000.00%	360000.00%
Amount invested									$ 35,100
UiTV Media Inc [Member] | Convertible bonds of privately-held company [Member] | Equity Method Investments [Member]
Business Acquisition [Line Items]
Fair value of shares issued	$ 5,000
Principal amount of consideration received						$ 12,100	$ 15,000
Cash paid to acquire investment						5,000
Additions to investment through conversion of outstanding receivables						$ 7,100
Amount invested									20,000
UiTV Media Inc [Member] | Convertible bonds of privately-held company [Member] | Maximum [Member]
Business Acquisition [Line Items]
Price per share of qualified financing as a percentage of per share price used to determine conversion of debt securities		85.00%
UiTV Media Inc [Member] | Series A Preferred Stock [Member]
Business Acquisition [Line Items]
Amount invested									$ 20,000
UiTV Media Inc [Member] | Series A Preferred Stock [Member]
Business Acquisition [Line Items]
Number of shares purchased | shares					9,600,000
Aggregate cash consideration					$ 20,000
Repurchase of ordinary shares from iTV shareholder (in shares) | shares					1,491,091
Smart Frontier Holdings Limited [Member] | UiTV Media Inc [Member] | Common Stock [Member]
Business Acquisition [Line Items]
Number of shares purchased | shares					5,100,000
Aggregate purchase price					$ 10,000
Percentage of shares acquired					51.00%
Fair value of shares issued					$ 9,800
Number of shares of acquiree transferred back | shares			5,100,000
Repurchase of ordinary shares from iTV shareholder (in shares) | shares				1,491,091